Derivative Financial Instruments - Summary of Characterisitics and Fair Value of Derivative Instruments (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure Of Fair Value Of Derivative Financial Instruments [Line Items]
Fair value asset	$ 18,256,000	$ 167,696,000	$ 0
Fair value liability	(11,490,000)	(26,990,000)
Scotiabank [Member] | 8.03% [Member]
Disclosure Of Fair Value Of Derivative Financial Instruments [Line Items]
Notional amount		$ 3,000,000,000
Hedge start date		2019-02
Rate		8.03%
Due date		2024-03
Fair value asset		$ 144,096,000
Scotiabank [Member] | 6.332% [Member]
Disclosure Of Fair Value Of Derivative Financial Instruments [Line Items]
Notional amount	$ 3,000,000,000	$ 3,000,000,000
Hedge start date	2020-03	2020-03
Rate	6.332%	6.332%
Due date	2025-02	2025-02
Fair value asset	$ 18,256,000	$ 23,600,000
The Bank of Nova Scotia [Member] | 1.59% [Member]
Disclosure Of Fair Value Of Derivative Financial Instruments [Line Items]
Notional amount				$ 12.0	$ 12.0
Hedge start date	2022-03	2022-03
Rate	1.59%	1.59%
Due date	2025-04	2025-04
Fair value liability	$ (766,000)	$ (5,455,000)
The Bank of Nova Scotia [Member] | 1.785% [Member]
Disclosure Of Fair Value Of Derivative Financial Instruments [Line Items]
Notional amount					$ 30.0
Hedge start date		2022-03
Rate		1.7850%
Due date		2025-09
Fair value liability		$ (21,535,000)
The Bank of Nova Scotia [Member] | 1.7850% [Member]
Disclosure Of Fair Value Of Derivative Financial Instruments [Line Items]
Notional amount				$ 30.0
Hedge start date	2022-03
Rate	1.79%
Due date	2025-09
Fair value liability	$ (10,724,000)